13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

12/31/2002

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 12, 2003

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		24

Form 13F Information Table Value Total:	$305,462 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
MONTPELIER RE HOLDINGS LTD    SHS         G62185-10-6  8,172       283,739.000          SOLE                SOLE
ACADIA REALTLY TRUST          SH BEN INT  004239-10-9  62,489      8,421,759.000        SOLE                7,527,171.600
BP AMOCO PLC (FKA AMOCO)      SPONS ADR   055622-10-4  173         4,266.000            SOLE                SOLE
CATELLUS DEVELOPMENT CORP     COM         149111-10-6  6,392       322,000.000          SOLE                SOLE
CORIXA CORP                   COM         21887F-10-0  276         43,155.000           SOLE                SOLE
EXACT SCIENCES CORPORATION    COM         30063P-10-5  369         34,080.000           SOLE                SOLE
FELCOR LODGING TRUST INC      COM         31430F-10-1  16,529      1,444,878.000        SOLE                SOLE
FOREST CITY ENTERPRISES INC   CL A        345550-10-7  16,408      492,000.000          SOLE                SOLE
HILTON HOTELS CORP            COM         432848-10-9  14,731      1,159,000.000        SOLE                SOLE
IHOP CORP                     COM         449623-10-7  11,664      486,000.000          SOLE                SOLE
MACERICH COMPANY              COM         554382-10-1  13,899      452,000.000          SOLE                SOLE
MARRIOTT INTERNATIONAL INC    CL A        571903-20-2  15,548      473,000.000          SOLE                SOLE
MORGAN STANLEY ASISA PAC FD   COM         61744U-10-6  21,649      3,006,755.000        SOLE                SOLE
MORGAN STANLEY                GOVT INC TR 61745P-10-6  69,010      7,517,400.000        SOLE                SOLE
ORIGINAL 16 TO ONE MINE       COM         686203-10-0  17          67,500.000           SOLE                SOLE
PACIFIC CREST CAP INC         COM         694166-10-9  972         61,505.000           SOLE                SOLE
RAYONIER INC                  COM         754907-10-3  8,430       186,300.000          SOLE                SOLE
ROYCE MICRO-CAP TR INC        COM         780915-10-4  21,516      2,549,232.000        SOLE                SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  10,581      1,520,200.000        SOLE                SOLE
SYNAPTICS INC                 COM         87157D-10-9  78          10,250.000           SOLE                SOLE
TRIZEC PROPERTIES INC         COM         89687P-10-7  5,211       555,000.000          SOLE                SOLE
TULARIK INC                   COM         899165-10-4  387         51,881.000           SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  208         13,743.000           SOLE                SOLE
WYETH                         COM         983024-10-0  755         20,176.000           SOLE                SOLE

TOTAL                                                  305,462     29,175,819.000